Property and Equipment (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expense	$ 19,616	$ 14,007	$ 64,214	$ 36,758	$ 50,765	$ 31,362